Segment reporting - Consolidated Statement of Profit or Loss By Operating Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Shipping income
Revenue	$ 1,230,750	$ 932,377	[1]	$ 600,024	[1]
Gains on disposal of vessels/other tangible assets	22,728	14,879	[1]	19,138	[1]
Other operating income	10,112	10,094	[1]	4,775	[1]
Total shipping income	1,263,590	957,350	[1]	623,937	[1]
Operating expenses
Voyage expenses and commissions	(125,430)	(144,681)	[1]	(141,416)	[1]
Vessel operating expenses	(210,634)	(211,795)	[1]	(185,792)	[1]
Charter hire expenses	(7,954)	(604)	[1]	(31,114)	[1]
Losses on disposal of vessels/other tangible assets	(1)	(75)	[1]	(273)	[1]
Impairment on non-current assets held for sale	0	0	[1]	(2,995)	[1]
Depreciation tangible assets	(319,652)	(337,646)	[1]	(270,582)	[1]
Depreciation intangible assets	(99)	(56)	[1]	(111)	[1]
General and administrative expenses	(65,498)	(66,890)	[1]	(66,232)	[1]
Total operating expenses	(729,268)	(761,747)	[1]	(698,515)	[1]
RESULT FROM OPERATING ACTIVITIES	534,322	195,603	[1]	(74,578)	[1]
Finance income	21,496	20,572	[1]	15,023	[1]
Finance expenses	(91,553)	(119,803)	[1]	(89,412)	[1]
Net finance expenses	(70,057)	(99,231)	[1]	(74,389)	[1]
Gain on bargain purchase	0	0	[1],[2]	23,059	[1],[2]
Share of profit (loss) of equity accounted investees (net of income tax)	10,917	16,460	[1]	16,076	[1]
PROFIT (LOSS) BEFORE INCOME TAX	475,182	112,832	[1]	(109,832)	[1]
Income tax expense	(1,944)	(602)	[1]	(238)	[1]
PROFIT (LOSS) FOR THE PERIOD	473,238	112,230	[1],[2]	(110,070)	[2],[3]
Attributable to:
Owners of the company	473,238	112,230	[1]	(110,070)	[1]
Operating segments | Tankers
Shipping income
Revenue	1,241,252	933,823	[4]	600,024
Gains on disposal of vessels/other tangible assets	23,107	14,879	[4]	19,138
Other operating income	9,907	10,075	[4]	4,775
Total shipping income	1,274,266	958,777	[4]	623,937
Operating expenses
Voyage expenses and commissions	(129,833)	(145,047)	[4]	(141,416)
Vessel operating expenses	(213,489)	(212,010)	[4]	(185,792)
Charter hire expenses	(5,410)	(604)	[4]	(31,114)
Losses on disposal of vessels/other tangible assets	(1)	(75)	[4]	(273)
Impairment on non-current assets held for sale	0	0	[4]	(2,995)
Depreciation tangible assets	(323,216)	(338,036)	[4]	(270,582)
Depreciation intangible assets	(99)	(56)	[4]	(111)
General and administrative expenses	(65,606)	(66,958)	[4]	(66,235)
Total operating expenses	(737,654)	(762,786)	[4]	(698,518)
RESULT FROM OPERATING ACTIVITIES	536,612	195,991	[4]	(74,581)
Finance income	20,045	20,399	[4]	15,023
Finance expenses	(91,645)	(119,809)	[4]	(89,412)
Net finance expenses	(71,600)	(99,410)	[4]	(74,389)
Gain on bargain purchase	0	0	[4]	23,059
Share of profit (loss) of equity accounted investees (net of income tax)	467	440	[4]	220
PROFIT (LOSS) BEFORE INCOME TAX	465,479	97,021	[4]	(125,691)
Income tax expense	(1,944)	(602)	[4]	(238)
PROFIT (LOSS) FOR THE PERIOD	463,535	96,419	[4]	(125,929)
Attributable to:
Owners of the company	463,535	96,419	[4]	(125,929)
Operating segments | FSO
Shipping income
Revenue	49,949	49,461	[4]	49,155
Gains on disposal of vessels/other tangible assets	0	0	[4]	0
Other operating income	2,577	3,351	[4]	72
Total shipping income	52,526	52,812	[4]	49,227
Operating expenses
Voyage expenses and commissions	0	2	[4]	(1)
Vessel operating expenses	(12,014)	(12,657)	[4]	(9,637)
Charter hire expenses	0	0	[4]	0
Losses on disposal of vessels/other tangible assets	0	0	[4]	0
Impairment on non-current assets held for sale	0	0	[4]	0
Depreciation tangible assets	(16,710)	(18,071)	[4]	(18,071)
Depreciation intangible assets	0	0	[4]	0
General and administrative expenses	(560)	(283)	[4]	(425)
Total operating expenses	(29,284)	(31,009)	[4]	(28,134)
RESULT FROM OPERATING ACTIVITIES	23,242	21,803	[4]	21,093
Finance income	21	147	[4]	160
Finance expenses	(3,295)	(4,558)	[4]	(3,795)
Net finance expenses	(3,274)	(4,411)	[4]	(3,635)
Gain on bargain purchase	0	0	[4]	0
Share of profit (loss) of equity accounted investees (net of income tax)	0	0	[4]	0
PROFIT (LOSS) BEFORE INCOME TAX	19,968	17,392	[4]	17,458
Income tax expense	(10,265)	(1,581)	[4]	(1,599)
PROFIT (LOSS) FOR THE PERIOD	9,703	15,811	[4]	15,859
Attributable to:
Owners of the company	9,703	15,811	[4]	15,859
Less: Equity-accounted investees
Shipping income
Revenue	60,451	50,907	[4]	49,155
Gains on disposal of vessels/other tangible assets	379	0	[4]	0
Other operating income	2,372	3,332	[4]	72
Total shipping income	63,202	54,239	[4]	49,227
Operating expenses
Voyage expenses and commissions	(4,403)	(364)	[4]	(1)
Vessel operating expenses	(14,869)	(12,872)	[4]	(9,637)
Charter hire expenses	2,544	0	[4]	0
Losses on disposal of vessels/other tangible assets	0	0	[4]	0
Impairment on non-current assets held for sale	0	0	[4]	0
Depreciation tangible assets	(20,274)	(18,461)	[4]	(18,071)
Depreciation intangible assets	0	0	[4]	0
General and administrative expenses	(668)	(351)	[4]	(428)
Total operating expenses	(37,670)	(32,048)	[4]	(28,137)
RESULT FROM OPERATING ACTIVITIES	25,532	22,191	[4]	21,090
Finance income	(1,430)	(26)	[4]	160
Finance expenses	(3,387)	(4,564)	[4]	(3,795)
Net finance expenses	(4,817)	(4,590)	[4]	(3,635)
Gain on bargain purchase	0	0	[4]	0
Share of profit (loss) of equity accounted investees (net of income tax)	(10,450)	(16,020)	[4]	(15,856)
PROFIT (LOSS) BEFORE INCOME TAX	10,265	1,581	[4]	1,599
Income tax expense	(10,265)	(1,581)	[4]	(1,599)
PROFIT (LOSS) FOR THE PERIOD	0	0	[4]	0
Attributable to:
Owners of the company	$ 0	$ 0	[4]	$ 0

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.
[2]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. Due to the increased significance of inventory (see accounting policies), the Group has re-presented the comparative information related to bunker inventory to align with the current year presentation.
[3]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.
[4]	The Group initially applied IFRS 16 at 1 January 2019, which requires the recognition of right-of-use assets and lease liabilities for lease contracts that were previously classified as operating leases. As a result, the Group recognized $87.6 million of right-of-use assets and $105.3 million of liabilities from those lease contracts. The assets and liabilities are included in the Tankers and FSO segments as at 31 December 2020 and 31 December 2019. The Group has applied IFRS 16 using the modified retrospective approach, under which comparative information is not restated (see Note 1.19).